Annual Total Returns - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund - Fidelity Flex Municipal Income Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Oct. 12, 2017
Annual Return 2018	0.71%
Annual Return 2019	8.26%
Annual Return 2020	3.79%
Annual Return 2021	2.31%
Annual Return 2022	(8.63%)
Annual Return 2023	7.25%
Annual Return 2024	2.31%